SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       April 30, 2004

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  $93,938

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
AMDOCS LTD                     COM              G02602103      789 28400.00 SH       Sole                 28400.00
AMERICAN EXPRESS COMPANY       COM              025816109      810 15621.00 SH       Sole                 15621.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     2790 39101.00 SH       Sole                 39101.00
ANADARKO PETROLEUM CORP        COM              032511107      240  4625.00 SH       Sole                  4625.00
AVITAR INC                     COM              053801106        6 31660.00 SH       Sole                 31660.00
BANK OF AMERICA CORP           COM              060505104      861 10638.00 SH       Sole                 10638.00
BANK OF NEW YORK CO. INC.      COM              064057102      660 20950.00 SH       Sole                 20950.00
BELLSOUTH                      COM              079860102      729 26322.00 SH       Sole                 26322.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     2311   743.00 SH       Sole                   743.00
BP AMOCO PLC - SPONS ADR       COM              055622104      839 16392.00 SH       Sole                 16392.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     1185 48910.00 SH       Sole                 48910.00
CISCO SYSTEMS                  COM              17275R102      847 35940.00 SH       Sole                 35940.00
CITIGROUP INC                  COM              172967101     2388 46186.00 SH       Sole                 46186.00
COCA COLA COMPANY              COM              191216100      971 19300.00 SH       Sole                 19300.00
COMMONWEALTH INDUSTRIES INC    COM              203004106      116 16000.00 SH       Sole                 16000.00
CONOCOPHILLIPS                 COM              20825c104     2288 32779.00 SH       Sole                 32779.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     9375 222054.00SH       Sole                222054.00
EMC CORP MASS                  COM              268648102     1099 80785.00 SH       Sole                 80785.00
EXXON MOBIL CORP               COM              30231g102     3121 75031.00 SH       Sole                 75031.00
FIRST NATL LINCOLN CP/ME       COM              335716106     1690 35200.00 SH       Sole                 35200.00
FLEET BOSTON FINANCIAL CORP    COM              339030108      283  6293.00 SH       Sole                  6293.00
GENERAL ELECTRIC               COM              369604103    10533 345119.00SH       Sole                345119.00
GENERAL MILLS INC              COM              370334104      847 18154.00 SH       Sole                 18154.00
GOLDMAN SACHS                  COM              38141g104     1173 11242.00 SH       Sole                 11242.00
HEALTHSOUTH CORP               COM              421924101      164 40000.00 SH       Sole                 40000.00
HOME DEPOT, INC.               COM              437076102      388 10380.00 SH       Sole                 10380.00
INTEL CORP                     COM              458140100     1073 39446.00 SH       Sole                 39446.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1100 11980.00 SH       Sole                 11980.00
INTERPUBLIC GROUP COS INC      COM              460690100      166 10800.00 SH       Sole                 10800.00
ISHARES DJ SELECT DIVIDEND IND COM              464287168      306  5540.00 SH       Sole                  5540.00
ISHARES RUSSELL 2000 GROWTH    COM              464287648      207  3320.00 SH       Sole                  3320.00
J P MORGAN CHASE & CO.         COM              46625h100     1534 36579.00 SH       Sole                 36579.00
JDS UNIPHASE CORP              COM              46612j101      334 81996.00 SH       Sole                 81996.00
JOHNSON & JOHNSON              COM              478160104     2527 49822.00 SH       Sole                 49822.00
LOWE'S COMPANIES INC           COM              548661107      525  9359.00 SH       Sole                  9359.00
MEDCO HEALTH SOLUTIONS INC     COM              58405u102      514 15124.00 SH       Sole                 15124.00
MERCK & COMPANY                COM              589331107     6333 143306.00SH       Sole                143306.00
MERRILL LYNCH & CO             COM              590188108     1288 21633.00 SH       Sole                 21633.00
MICROSOFT                      COM              594918104     1159 46501.00 SH       Sole                 46501.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      778 13573.00 SH       Sole                 13573.00
NEWTON FINANCIAL CORP          COM              652772104      535  7400.00 SH       Sole                  7400.00
NSTAR                          COM              67019e107      223  4400.00 SH       Sole                  4400.00
PAYCHEX INC                    COM                             224  6302.00 SH       Sole                  6302.00
PEPSICO                        COM              713448108     2574 47806.00 SH       Sole                 47806.00
PFIZER                         COM              717081103     1906 54390.00 SH       Sole                 54390.00
PHARMACEUTICAL HOLDING TRUST   COM                             226  2960.00 SH       Sole                  2960.00
PNC BANK                       COM              693475105      454  8200.00 SH       Sole                  8200.00
PROCTER & GAMBLE               COM              742718109     3200 30515.00 SH       Sole                 30515.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      228  4800.00 SH       Sole                  4800.00
S & P MIDCAP SPDR TRUST SERIES COM              595635103      317  2867.00 SH       Sole                  2867.00
SBC COMMUNICATIONS, INC.       COM              78387G103     3946 160800.00SH       Sole                160800.00
SOUTHERN CO COM                COM              842587107      297  9735.00 SH       Sole                  9735.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      588  5197.00 SH       Sole                  5197.00
STATE STREET CORP COM          COM              857477103      932 17875.00 SH       Sole                 17875.00
TXU CORPORATION                COM              873168108     1230 42900.00 SH       Sole                 42900.00
UNITED TECHNOLOGIES CORP       COM              913017109     1958 22684.00 SH       Sole                 22684.00
VALLEY NATIONAL BANCORP        COM              919794107      502 17945.00 SH       Sole                 17945.00
VERIZON COMMUNICATIONS         COM              92343v104     2224 60860.00 SH       Sole                 60860.00
WACHOVIA CORP                  COM              929903102      833 17725.00 SH       Sole                 17725.00
WELLS FARGO & CO               COM              949746101      721 12725.00 SH       Sole                 12725.00
WILMINGTON TRUST CORPORATION   COM              971807102     3961 106000.00SH       Sole                106000.00
WYETH                          COM              983024100     1188 31640.00 SH       Sole                 31640.00
iSHARES RUSSELL 2000 INDEX FUN COM              464287655      231  1965.00 SH       Sole                  1965.00
ML LARGE CAP GROWTH FUND CL-B                                  525 64215.676SH       Sole                64215.676
ML LARGE CAP VALUE FUND CL B                                   294 20938.001SH       Sole                20938.001
VANGUARD INDEX EXTENDED MARKET                  922908207      270 9555.381 SH       Sole                 9555.381